Document And Entity Information	Jul. 30, 2026
Cover [Abstract]
Document Period End Date	Oct. 29, 2026
Document Type	8-K
Entity Registrant Name	TFS FINANCIAL CORPORATION
Entity Incorporation, State or Country Code	X1
Entity File Number	001-33390
Entity Tax Identification Number	52-2054948
Entity Address, Address Line One	7007 Broadway Ave.,
Entity Address, City or Town	Cleveland,
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44105
City Area Code	(216)
Local Phone Number	441-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	TFSL
Security Exchange Name	NASDAQ
Entity Central Index Key	0001381668
Amendment Flag	false